Label	Element	Value
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
Supplement dated August 21, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select T. Rowe Price Emerging Markets Bond Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The last sentence of the third paragraph found on page 15 of the Prospectus under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance is hereby deleted in its entirety.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MassMutual Select T. Rowe Price Emerging Markets Bond Fund | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock	The paragraph titled Non-Diversification Risk found on page 17 of the Prospectus under the heading Principal Risks in the section titled Investments, Risks, and Performance is hereby deleted in its entirety.